EIP Growth and Income Fund		July 31, 2021
Schedule of Investments (unaudited)

Shares		Value
MASTER LIMITED PARTNERSHIPS - 34.96%
	Consumer Cyclicals - 1.51%
81,420	Westlake Chemical Partners, LP	$2,175,543
	Energy - 33.45%
133,820	Cheniere Energy Partners LP	5,656,572
299,600	Energy Transfer, LP	2,954,056
300,734	Enterprise Products Partners, LP	6,787,566
73,160	Hess Midstream, LP - Class A (a)	1,893,381
105,248	Holly Energy Partners, LP	2,168,109
239,450	Magellan Midstream Partners, LP	11,158,370
99,280	NextEra Energy Partners, LP (a)	7,697,178
466,560	Plains GP Holdings, LP - Class A (a)	4,894,214
118,460	Shell Midstream Partners, LP	1,640,671
241,300	Teekay LNG Partners, LP (a)	3,496,437
		48,346,554
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $38,303,712)	50,522,097

UNITED STATES COMMON STOCKS - 41.71%
	Energy - 15.07%
67,200	Cheniere Energy, Inc. (b)	5,707,296
119,350	Clearway Energy, Inc. - Class A	3,216,482
18,270	DT Midstream, Inc. (b)	774,648
95,099	Enbridge, Inc.	3,742,146
4,900	Enphase Energy, Inc. (b)	929,040
17,193	Equitrans Midstream Corp.	141,326
10,120	Kinder Morgan, Inc.	175,886
27,912	ONEOK, Inc.	1,450,587
22,880	Quanta Services, Inc.	2,079,792
142,550	The Williams Companies, Inc.	3,570,877
		21,788,080
	Utilities - 26.64%
25,410	Alliant Energy Corp.	1,487,247
16,859	American Electric Power Co., Inc.	1,485,615
100	American Water Works Co., Inc.	17,011
9,540	Atmos Energy Corp.	940,549
10,600	Black Hills Corp.	717,090
179,590	CenterPoint Energy, Inc.	4,572,361
21,260	CMS Energy Corp.	1,313,655
2,260	Dominion Energy, Inc.	169,206
25,540	DTE Energy Co.	2,996,353
1,390	Duke Energy Corp.	146,103
4,420	Eversource Energy	381,313
7,170	Exelon Corp.	335,556
3,640	IDACORP, Inc.	383,838
49,430	NextEra Energy, Inc.	3,850,597
49,710	ONE Gas, Inc.	3,667,604
50,440	PPL Corp.	1,430,983
57,520	Public Service Enterprise Group, Inc.	3,579,470
22,170	Sempra Energy	2,896,510
60,200	The AES Corp.	1,426,740
11,490	The Southern Co.	733,866
94,500	UGI Corp.	4,346,055
2,140	WEC Energy Group, Inc.	201,460
20,790	Xcel Energy, Inc.	1,418,918
		38,498,100
	TOTAL UNITED STATES COMMON STOCKS (Cost $55,079,066)	60,286,180

CANADIAN COMMON STOCKS - 13.48%
	Energy - 6.93%
54,790	Keyera Corp.	1,466,805
175,493	TC Energy Corp.	8,551,774
		10,018,579
	Utilities - 6.55%
273,601	AltaGas Ltd.	5,791,762
35,950	Atco, Ltd. - Class I	1,298,995
4,410	Canadian Utilities, Ltd. - Class A	129,196
3,100	Emera, Inc.	144,589
16,350	Fortis, Inc.	741,490
13,500	Hydro One Ltd.	333,280
29,400	Northland Power, Inc.	1,031,686
		9,470,998
	TOTAL CANADIAN COMMON STOCKS (Cost $16,068,760)	19,489,577

DANISH COMMON STOCKS - 0.17%
	Energy - 0.17%
5,005	Orsted A/S - ADR	248,648
	TOTAL DANISH COMMON STOCKS (Cost $274,482)	248,648

ITALIAN COMMON STOCKS - 2.34%
	Utilities - 2.34%
368,610	Enel SpA - ADR	3,376,468
	TOTAL ITALIAN COMMON STOCKS (Cost $3,647,320)	3,376,468

SPANISH COMMON STOCKS - 2.91%
	Energy - 0.74%
45,500	EDP Renovaveis SA	1,068,696
	Utilities - 2.17%
65,240	Iberdrola SA - ADR	3,139,349
	TOTAL SPANISH COMMON STOCKS (Cost $3,935,553)	4,208,045

SHORT TERM INVESTMENTS - 0.78%
	Money Market Funds - 0.78%
1,132,750	First American Treasury Obligations, Class Z,
	Effective Yield, 0.01% (c)	1,132,750
	Total Short Term Investments (Cost $1,132,750)	1,132,750

	Total Investments in Securities (Cost $118,441,643) - 96.35%	139,263,765
	Other Assets in Excess of Liabilities - 3.65%	5,268,366
	NET ASSETS - 100.00%	$144,532,131

Percentages are stated as a percentage of net assets.
(a)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(b)	Non-income producing security.
(c)	Seven-day yield as of July 31, 2021.
ADR	- American Depository Receipt

Schedule of Total Return Swaps (unaudited)
For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is 1 month LIBOR ( London Interbank Offer Rate) + 90 basis points and there were no upfront premiums paid or received.

The amount of $2,755,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at July 31, 2021:

Long Total Return Equity Swaps	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)(2)
American Water Works Co., Inc.
09/17/2021		$124,582	$2,956
10/19/2021		111,294	2,640
11/17/2021		191,026	4,532
01/20/2022		347,170	8,236
03/17/2022		71,427	1,694
04/20/2022		166,110	3,941
05/18/2022		33,222	788
07/19/2022		16,611	394
08/17/2022		49,833	1,182
09/19/2022		98,005	2,325
Atmos Energy Corp.
11/17/2021		530,314	(11,919)
01/20/2022		185,509	(4,169)
03/17/2022		24,197	(544)
05/18/2022		20,164	(453)
07/19/2022		1,933,728	(43,462)
08/17/2022		120,984	(2,719)
Enterprise Products Partners, LP
11/17/2021		88,817	(3,445)
07/19/2022		3,623,319	(140,535)
08/17/2022		167,580	(6,500)
IDACORP, Inc.
09/17/2021		5,122	149
10/19/2021		18,437	537
11/17/2021		67,604	1,969
01/20/2022		240,710	7,011
03/17/2022		40,972	1,193
05/18/2022		10,243	298
07/19/2022		1,396,121	40,664
08/17/2022		81,944	2,387
09/19/2022		112,673	3,282
Kinder Morgan, Inc.
10/19/2021		86,264	(1,045)
11/17/2021		9,644	(117)
07/19/2022		1,786	(22)
08/17/2022		3,572	(43)
New Jersey Resources Corp.
01/20/2022		634,009	(19,071)
07/19/2022		7,940	(239)
08/17/2022		27,790	(836)
PPL Corp.
01/20/2022		7,617	40
03/17/2022		34,698	184
05/18/2022		25,389	135
08/17/2022		2,821	15
Sempra Energy
09/17/2021		172,328	(2,545)
10/19/2021		78,210	(1,155)
01/20/2022		318,144	(4,697)
03/17/2022		46,396	(685)
05/18/2022		26,512	(392)
07/19/2022		27,838	(411)
08/17/2022		39,768	(587)
09/19/2022		177,630	(2,623)
Shell Midstream Partners, LP
09/17/2021		4,257	(103)
10/19/2021		4,257	(103)
11/17/2021		21,711	(528)
01/20/2022		422,011	(10,262)
03/17/2022		84,572	(2,057)
05/18/2022		68,112	(1,657)
07/19/2022		7,095	(173)
08/17/2022		28,380	(690)
09/19/2022		1,845	(45)
The Williams Companies, Inc.
09/17/2021		490,496	(9,962)
10/19/2021		240,775	(4,890)
11/17/2021		27,094	(550)
07/19/2022		7,668	(156)
08/17/2022		35,784	(727)
Total		$13,050,131	$(193,565)

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $69,797 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	July 31, 2021

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of July 31, 2021 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/2021	Price	Inputs	Inputs
ASSETS
Master Limited Partnerships	$50,522,097	$50,522,097	$–	$–
United States Common Stock	60,286,180	60,286,180	–	–
Canadian Common Stock	19,489,577	19,489,577	–	–
Danish Common Stock	248,648	248,648	–	–
Italian Common Stock	3,376,468	3,376,468	–	–
Spanish Common Stock	4,208,045	4,208,045	–	–
Short Term Investments	1,132,750	1,132,750	–	–
Other Financial Instruments*
Equity Contracts - Swaps	86,552	–	86,552	–
Total	$139,350,317	$139,263,765	$86,552	$–
LIABILITIES
Other Financial Instruments*
Equity Contracts - Swaps	$(280,117)	$–	$(280,117)	$–
Total	$(280,117)	$–	$(280,117)	$–

*Other Financial Instruments are not reflected in the Schedule of Investments, such as swaps which are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Level 3 during the nine months ended July 31, 2021. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.